Financial risk management, objectives and policies - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contractual Maturities of Financial Liabilities
Total Interest bearing loans	$ 1,177,298	$ 857,439
Total Interest rate swaps	2,424	550
Total interest bearing loans and interest rate swaps	1,179,722	857,989
1 year
Contractual Maturities of Financial Liabilities
Interest bearing loans	146,574	91,232
Interest rate swaps	593	550
Total	147,167	91,782
2 to 5 years
Contractual Maturities of Financial Liabilities
Interest bearing loans	723,031	636,059
Interest rate swaps	1,832	0
Total	724,863	636,059
More than 5 years
Contractual Maturities of Financial Liabilities
Interest bearing loans	307,692	130,148
Interest rate swaps	0	0
Total	$ 307,692	$ 130,148